Summary of significant accounting policies (Details)	6 Months Ended
Jun. 30, 2026
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	lesser of lease term or expected useful life